Income Tax - Income (Loss) before Income Tax (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income (loss) recorded in The Netherlands	$ (10)	$ (18)	$ (9)
Income (loss) from foreign operations	211	107	115
Income (loss) before income taxes and noncontrolling interest	$ 201	$ 89	$ 106